Basis of preparation of the financial statements - Significant accounting policies, treasury shares, narrative (Details)	Dec. 31, 2015 USD ($)
Corporate Information And Statement Of IFRS Compliance [Abstract]
Share repurchase plan, amount of approved shares for repurchase (up to)	$ 20,000,000